Income taxes (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Tax Credit Carryforward [Line Items]
Investment tax credits	$ 17,934	$ 18,454
Non-capital losses	301,791	292,754
Non Capital Losses [Member]
Tax Credit Carryforward [Line Items]
Non-capital losses	301,791
Investment Tax Credit Carryforward [Member]
Tax Credit Carryforward [Line Items]
Investment tax credits	17,934
Expire On 2015 [Member]
Tax Credit Carryforward [Line Items]
Investment tax credits	343
Non-capital losses	11,673
Expire On 2016 [Member]
Tax Credit Carryforward [Line Items]
Investment tax credits	1,064
Non-capital losses	7,596
Expire On 2017 [Member]
Tax Credit Carryforward [Line Items]
Investment tax credits	975
Non-capital losses	3,460
Expire On 2018 [Member]
Tax Credit Carryforward [Line Items]
Investment tax credits	158
Non-capital losses	35,288
Expire On 2019 [Member]
Tax Credit Carryforward [Line Items]
Investment tax credits	501
Non-capital losses	6,290
Expire Thereafter [Member]
Tax Credit Carryforward [Line Items]
Investment tax credits	14,893
Non-capital losses	$ 237,484